EQUITY METHOD INVESTMENTS	12 Months Ended
Dec. 31, 2012
EQUITY METHOD INVESTMENTS
12.	EQUITY METHOD INVESTMENTS

Equity method investments consist of the following:

			As of December 31,
	Notes		2011	2012
Nanjing Qingda Yongxin Culture Media Co., Ltd. (“Qingda Yongxin”)	(a	)	$67	$67
Foshan Nanhai Guokai Digital TV Technology Co., Ltd. (“Nanhai Guokai”)	(b	)	348	358
3DiJoy Corp. (“3DiJoy”)	(c	)	5,065	—
Guangzhou Rujia Network Technology Co., Ltd., (“Rujia”)	(d	)	2,286	2,591
Beijing Shibo Movie Technology Co., Ltd. (“Shibo Movie”)	(e	)	—	648
Beijing Xinghe Union Media Co., Ltd. (“Xinghe Union”)	(f	)	—	604

			$7,766	$4,268

(a)	In March 2007, the Group and Jiangsu Qingda Technology Co. Limited (“Jiangsu Qingda”), one of its customers, set up a joint venture Qingda Yongxin, in which the Group contributed cash of $103, representing 40% of equity interest in the joint venture. Jiangsu Qingda contributed cash of $155 representing 60% of equity interest in the joint venture.

The Group has accounted for this long-term investment using equity method of accounting because the Group does not control the investee but has the ability to exercise significant influence over the operating and financial policies of the investee.

(b)	In July 2007, the Group acquired 51% equity interest in Nanhai Guokai from N-T Information Engineering at the cash consideration of $296. Nanhai Guokai is a company primarily engaged in research, development and sales of digital TV-related systems, software and products. A Japanese multinational company holds the remaining 49% equity interest in Nanhai Guokai.

The Group has accounted for this long-term investment using equity method of accounting because the Group does not control the investee but has the ability to exercise significant influence over operating and financial policies of the investee. The Group controls three out of five seats in the board of directors of Nanhai Guokai. The remaining two seats are controlled by the other shareholder. According to the article of association of Nanhai Guokai, two-thirds of directors’ approval is required for the appointment and dismissal of the general manager and vice general manager. Therefore the other shareholder has substantive rights to participate in significant operating decisions in Nanhai Guokai. Accordingly, the Group accounts for its investment in Nanhai Guokai using the equity method of accounting.

(c)	In May 2010, the Group entered into a share subscription agreement to purchase 24% of equity interest in 3DiJoy with a consideration of $6,000. The Group had accounted for this long-term investment using equity method of accounting because the Group does not control the investee but has the ability to exercise significant influence over the operating and financial policies of the investee. 3DiJoy has been experiencing financial difficulties in 2012 while it was actively searching for the new capital injection for its operation. In the third quarter of 2012, 3DiJoy assessed that there was no alternative investment and due to the absence of further shareholders’ support, it did not expect to operate as a going concern and it laid off nearly half of the employees. As such, as of September 30, 2012 the Company performed the impairment analysis with the assistance of a third party valuer on the investment. The fair value of 3DiJoy decreased significantly below its carrying value and the decrease was other-than temporary. As a result, the Company did not expect to receive any return from this investment and concluded that a full impairment of $4,487 was recognized in 2012.

(d)	In June 2010, the Group acquired 34.45% of equity interest in Rujia through purchase of existing shares from a shareholder of Rujia and contribution to its capital increase, for a total consideration of $2,500. The Group has accounted for this long-term investment using equity method of accounting because the Group does not control the investee but has the ability to exercise significant influence over the operating and financial policies of the investee.

(e)	In February 2012, the Group and Beijing AirMedia Advertising Co., Ltd., set up a joint venture Shibo Movie, in which the group contributed cash of $794, representing 50% of equity interest in joint venture. The Group has accounted for this long-term investment using equity method of accounting because the Group does not control the investee but has the ability to exercise significant influence over the operating and financial policies of the investee.

(f)	In March 2012, the Group and Beijing AirMedia Advertising Co., Ltd., set up a joint venture Xinghe Union, in which the group contributed cash of $794, representing 50% of equity interest in joint venture. The Group has accounted for this long-term investment using equity method of accounting because the Group does not control the investee but has the ability to exercise significant influence over the operating and financial policies of the investee.

The combined financial information for the equity method investments as of and for the periods presented is as follows:

	As of December 31,
	2011	2012
Total current assets	$7,711	$9,434
Total assets	8,614	10,111
Total current liabilities	1,032	2,040
Total liabilities	$1,196	$2,063

	For the years ended December 31,
	2010	2011	2012
Total net revenue	$2,791	$1,628	$3,847
Income/(loss) from operations	$99	$(3,310)	$(1,750)